Fair values of financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Fair values of financial assets and financial liabilities
Summary of the attribution of financial instruments measured at fair value to the fair value hierarchy

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy.

	2024				2023
$m	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Consolidated
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	15,522	33,700	6	49,228	4,468	26,012	27	30,507
Derivative financial instruments	13	24,089	7	24,109	27	21,290	26	21,343
Investment securities	14,117	88,155	447	102,719	5,620	67,833	441	73,894
Loans	-	210	15	225	-	4	15	19
Total financial assets measured at fair value on a recurring basis	29,652	146,154	475	176,281	10,115	115,139	509	125,763
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[a]	-	46,878	-	46,878	-	47,220	-	47,220
Other financial liabilities[b]	891	18,428	-	19,319	1,714	10,255	-	11,969
Derivative financial instruments	14	30,955	5	30,974	28	24,604	15	24,647
Debt issues[c]	-	5,385	-	5,385	-	3,222	-	3,222
Total financial liabilities measured at fair value on a recurring basis	905	101,646	5	102,556	1,742	85,301	15	87,058
Parent Entity
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	15,091	31,918	5	47,014	4,395	23,566	26	27,987
Derivative financial instruments	13	23,883	6	23,902	27	20,985	26	21,038
Investment securities	11,166	84,182	206	95,554	3,490	63,767	202	67,459
Loans	-	210	1	211	-	4	3	7
Due from subsidiaries	-	1,044	-	1,044	-	1,159	-	1,159
Total financial assets measured at fair value on a recurring basis	26,270	141,237	218	167,725	7,912	109,481	257	117,650
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[a]	-	45,167	-	45,167	-	44,973	-	44,973
Other financial liabilities[b]	891	18,428	-	19,319	1,714	10,213	-	11,927
Derivative financial instruments	14	30,776	5	30,795	28	24,531	15	24,574
Debt issues[c]	-	1,961	-	1,961	-	1,852	-	1,852
Due to subsidiaries	-	344	-	344	-	1,875	-	1,875
Total financial liabilities measured at fair value on a recurring basis	905	96,676	5	97,586	1,742	83,444	15	85,201

a.	The contractual outstanding amount payable at maturity was $47,328 million (2023: $47,614 million) for the Group and $45,603 million (2023: $45,331 million) for the Parent Entity.
b.	The contractual outstanding amount payable at maturity for the Group is $19,320 million (2023: $11,970 million) and $19,320 million for the Parent Entity (2023: $11,929 million).
c.

The contractual outstanding payable at maturity was $5,678 million (2023: $3,772 million) for the Group and $2,226 million (2023: $2,392 million) for the Parent Entity. The cumulative change in the fair value of debt issues attributable to changes in Westpac’s own credit risk was $58 million decrease (2023: $45 million decrease) for the Group and Parent Entity.

Summary of changes in financial instruments measured at fair value on a recurring basis derived from non-market observable valuation techniques (Level 3)

The following tables summarise the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3).

	Trading
	securities and
	financial assets
	measured	Investment	Derivative and	Total Level	Derivative	Total Level
$m	at FVIS	securities	other assets	3 assets	liabilities	3 liabilities
Consolidated
Balance as at 30 September 2022	18	387	40	445	23	23
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(9)	(9)	(7)	(7)
OCI	-	(17)	-	(17)	-	-
Acquisitions and issues	31	84	145	260	115	115
Disposals and settlements	(19)	(13)	(124)	(156)	(109)	(109)
Transfer into or out of non-market observables	(4)	-	(12)	(16)	(7)	(7)
Foreign currency translation impacts	1	-	1	2	-	-
Balance as at 30 September 2023	27	441	41	509	15	15
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(1)	-	(28)	(29)	2	2
OCI	-	(11)	-	(11)	-	-
Acquisitions and issues	9	21	231	261	308	308
Disposals and settlements	(11)	(5)	(220)	(236)	(311)	(311)
Transfer into or out of non-market observables	(18)	-	(2)	(20)	(9)	(9)
Foreign currency translation impacts	-	1	-	1	-	-
Balance as at 30 September 2024	6	447	22	475	5	5
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2023	(1)	-	25	24	(1)	(1)
30 September 2024	-	-	5	5	1	1

Note 22. Fair values of financial assets and financial liabilities (Continued)

	Trading
	securities and
	financial assets
	measured	Investment	Derivative and	Total Level	Derivative	Total Level
$m	at FVIS	securities	other assets	3 assets	liabilities	3 liabilities
Parent Entity
Balance as at 30 September 2022	18	157	22	197	23	23
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(9)	(9)	(7)	(7)
OCI	-	(30)	-	(30)	-	-
Acquisitions and issues	30	79	144	253	115	115
Disposals and settlements	(19)	(4)	(116)	(139)	(109)	(109)
Transfer into or out of non-market observables	(4)	-	(12)	(16)	(7)	(7)
Foreign currency translation impacts	1	-	-	1	-	-
Balance as at 30 September 2023	26	202	29	257	15	15
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(1)	-	(28)	(29)	2	2
OCI	-	(13)	-	(13)	-	-
Acquisitions and issues	9	16	228	253	308	308
Disposals and settlements	(11)	-	(220)	(231)	(311)	(311)
Transfer into or out of non-market observables	(18)	-	(2)	(20)	(9)	(9)
Foreign currency translation impacts	-	1	-	1	-	-
Balance as at 30 September 2024	5	206	7	218	5	5
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2023	(1)	-	25	24	(1)	(1)
30 September 2024	-	-	5	5	1	1

Schedule of estimated fair value and fair value hierarchy of financial instruments not measured at fair value

The following tables summarise the estimated fair value and fair value hierarchy of financial instruments not measured at fair value.

		Estimated fair value
Consolidated	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2024
Financial assets not measured at fair value
Cash and balances with central banks	65,667	65,667	-	-	65,667
Collateral paid	6,269	6,269	-	-	6,269
Investment securities	1,166	-	452	714	1,166
Loans	806,542	-	-	805,776	805,776
Other financial assets	5,456	-	5,456	-	5,456
Total financial assets not measured at fair value	885,100	71,936	5,908	806,490	884,334
Financial liabilities not measured at fair value
Collateral received	3,078	3,078	-	-	3,078
Deposits and other borrowings	673,611	-	670,515	3,869	674,384
Other financial liabilities	18,758	-	18,758	-	18,758
Debt issues[a]	163,899	-	162,750	1,755	164,505
Loan capital[a]	37,883	-	39,390	-	39,390
Total financial liabilities not measured at fair value	897,229	3,078	891,413	5,624	900,115

2023
Financial assets not measured at fair value
Cash and balances with central banks	102,522	102,522	-	-	102,522
Collateral paid	4,535	4,535	-	-	4,535
Investment securities	1,432	-	511	921	1,432
Loans	773,235	-	-	768,890	768,890
Other financial assets	6,219	-	6,219	-	6,219
Total financial assets not measured at fair value	887,943	107,057	6,730	769,811	883,598
Financial liabilities not measured at fair value
Collateral received	3,525	3,525	-	-	3,525
Deposits and other borrowings	640,948	-	636,999	4,331	641,330
Other financial liabilities	32,901	-	32,901	-	32,901
Debt issues[a]	153,351	-	152,131	998	153,129
Loan capital[a]	33,176	-	33,512	-	33,512
Total financial liabilities not measured at fair value	863,901	3,525	855,543	5,329	864,397

a.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.

Note 22. Fair values of financial assets and financial liabilities (Continued)

		Estimated fair value
Parent Entity	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2024
Financial assets not measured at fair value
Cash and balances with central banks	58,400	58,400	-	-	58,400
Collateral paid	6,199	6,199	-	-	6,199
Investment securities	69	-	-	69	69
Loans	709,832	-	-	709,048	709,048
Due from subsidiaries[a]	50,517	-	4,683	45,834	50,517
Other financial assets	4,951	-	4,951	-	4,951
Total financial assets not measured at fair value	829,968	64,599	9,634	754,951	829,184
Financial liabilities not measured at fair value
Collateral received	2,935	2,935	-	-	2,935
Deposits and other borrowings	599,314	-	598,587	1,405	599,992
Other financial liabilities	14,598	-	14,598	-	14,598
Debt issues[b]	141,921	-	142,427	-	142,427
Due to subsidiaries	55,378	-	3,505	51,873	55,378
Loan capital[b]	36,770	-	38,240	-	38,240
Total financial liabilities not measured at fair value	850,916	2,935	797,357	53,278	853,570

2023
Financial assets not measured at fair value
Cash and balances with central banks	93,466	93,466	-	-	93,466
Collateral paid	4,505	4,505	-	-	4,505
Investment securities	49	-	-	49	49
Loans	678,014	-	-	674,713	674,713
Due from subsidiaries[a]	51,796	-	4,274	47,522	51,796
Other financial assets	5,812	-	5,812	-	5,812
Total financial assets not measured at fair value	833,642	97,971	10,086	722,284	830,341
Financial liabilities not measured at fair value
Collateral received	3,243	3,243	-	-	3,243
Deposits and other borrowings	565,384	-	564,310	1,443	565,753
Other financial liabilities	26,853	-	26,853	-	26,853
Debt issues[b]	133,105	-	133,039	-	133,039
Due to subsidiaries	53,788	-	3,408	50,380	53,788
Loan capital[b]	32,085	-	32,431	-	32,431
Total financial liabilities not measured at fair value	814,458	3,243	760,041	51,823	815,107

a.	Due from subsidiaries excluded $778 million (2023: $689 million) of long-term debt instruments with equity-like characteristics which are part of the total investment in subsidiaries.
b.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.